JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of JPMorgan Disciplined Equity Fund JPMorgan Diversified Fund and JPMorgan U.S. Large Cap Core Plus Fund (the “Funds”) File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 517 under the 1933 Act (Amendment No. 518 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to register Class R6 Shares for JPMorgan Diversified Fund and JPMorgan U.S. Large Cap Core Plus Fund, as well as revise certain investment strategies for JPMorgan Diversified Fund. Finally, we are changing the name (to JPMorgan U.S. Research Enhanced Equity Fund) and certain investment strategies for JPMorgan Disciplined Equity Fund. While we are not able to do a complete comparison because the filing includes new prospectuses, we have marked the sections related to the investment strategy changes and other significant changes from prior filings. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary